Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	1.31
Maximum Aggregate Offering Price	$ 393,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54.28
Offering Note	Represents additional common shares, no par value, of InMed Pharmaceuticals Inc. (“Common Shares”), reserved for future issuances under the InMed Pharmaceuticals Inc. Amended 2017 Stock Option Plan (the “2017 Stock Option Plan”). This Registration Statement also includes such additional number of Common Shares, as may be required in the event of a stock split, stock dividend or similar transaction in accordance with Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”).

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, based upon the average of the high and low prices of the Common Shares as reported on the Nasdaq Capital Market on December 4, 2025.